Calvert
VP SRI Mid Cap Portfolio
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Automobile Components — 3.9%
Aptiv PLC(1)	4,650	$ 521,684
Dorman Products, Inc.(1)	5,958	513,937
		$ 1,035,621
Banks — 1.0%
Commerce Bancshares, Inc.	2,416	$ 140,974
M&T Bank Corp.	1,116	133,440
		$ 274,414
Building Products — 1.8%
Trex Co., Inc.(1)	9,549	$464,750
		$464,750
Capital Markets — 5.4%
LPL Financial Holdings, Inc.	1,073	$217,175
MarketAxess Holdings, Inc.	1,532	599,456
Raymond James Financial, Inc.	1,195	111,458
Tradeweb Markets, Inc., Class A	6,533	516,238
		$1,444,327
Chemicals — 2.0%
Quaker Chemical Corp.	2,731	$540,601
		$540,601
Commercial Services & Supplies — 5.1%
Copart, Inc.(1)	7,940	$597,167
Rentokil Initial PLC ADR	20,452	746,703
		$1,343,870
Communications Equipment — 3.3%
F5, Inc.(1)	2,552	$371,801
Motorola Solutions, Inc.	1,772	507,022
		$878,823
Consumer Staples Distribution & Retail — 4.5%
Dollar General Corp.	2,220	$467,221
Sysco Corp.	9,547	737,315
		$1,204,536
Containers & Packaging — 2.4%
AptarGroup, Inc.	5,315	$628,180
		$628,180
Security	Shares	Value
Distributors — 0.7%
Pool Corp.	538	$ 184,233
		$ 184,233
Electric Utilities — 3.3%
Alliant Energy Corp.	11,178	$ 596,905
Xcel Energy, Inc.	3,994	269,355
		$ 866,260
Electrical Equipment — 2.9%
AMETEK, Inc.	4,254	$ 618,234
Generac Holdings, Inc.(1)	1,479	159,747
		$777,981
Electronic Equipment, Instruments & Components — 1.5%
TE Connectivity, Ltd.	3,027	$396,991
		$396,991
Ground Transportation — 1.9%
Landstar System, Inc.	2,776	$497,626
		$497,626
Health Care Equipment & Supplies — 7.4%
Cooper Cos., Inc. (The)	2,127	$794,136
IDEXX Laboratories, Inc.(1)	763	381,561
Teleflex, Inc.	3,167	802,233
		$1,977,930
Health Care Providers & Services — 1.1%
R1 RCM, Inc.(1)	19,853	$297,795
		$297,795
Hotels, Restaurants & Leisure — 3.5%
Domino's Pizza, Inc.	1,180	$389,246
Wyndham Hotels & Resorts, Inc.	7,922	537,508
		$926,754
Industrial REITs — 2.3%
Rexford Industrial Realty, Inc.	10,281	$613,262
		$613,262
Insurance — 5.8%
RLI Corp.	3,328	$442,325
Ryan Specialty Holdings, Inc.(1)	7,581	305,059
W.R. Berkley Corp.	5,608	349,154
White Mountains Insurance Group, Ltd.	329	453,194
		$1,549,732

Calvert
VP SRI Mid Cap Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 2.6%
VeriSign, Inc.(1)	3,320	$ 701,616
		$ 701,616
Life Sciences Tools & Services — 1.9%
Waters Corp.(1)	1,659	$ 513,676
		$ 513,676
Machinery — 5.6%
Graco, Inc.	9,035	$ 659,645
Middleby Corp. (The)(1)	1,832	268,590
Nordson Corp.	2,573	571,875
		$1,500,110
Multi-Utilities — 2.3%
CMS Energy Corp.	9,801	$601,585
		$601,585
Pharmaceuticals — 3.0%
Jazz Pharmaceuticals PLC(1)	2,293	$335,534
Royalty Pharma PLC, Class A	12,796	461,040
		$796,574
Residential REITs — 4.4%
Equity LifeStyle Properties, Inc.	9,357	$628,136
Mid-America Apartment Communities, Inc.	3,558	537,400
		$1,165,536
Semiconductors & Semiconductor Equipment — 2.9%
Microchip Technology, Inc.	9,267	$776,389
		$776,389
Software — 8.5%
Fair Isaac Corp.(1)	1,119	$786,310
Synopsys, Inc.(1)	2,202	850,522
Tyler Technologies, Inc.(1)	1,728	612,818
		$2,249,650
Specialized REITs — 2.3%
Lamar Advertising Co., Class A	5,975	$596,843
		$596,843
Security	Shares	Value
Specialty Retail — 3.4%
Floor & Decor Holdings, Inc., Class A(1)	2,139	$ 210,093
O'Reilly Automotive, Inc.(1)	700	594,286
RH(1)	440	107,162
		$ 911,541
Trading Companies & Distributors — 2.3%
Core & Main, Inc., Class A(1)	18,582	$ 429,244
United Rentals, Inc.	464	183,633
		$ 612,877
Total Common Stocks (identified cost $23,785,326)		$26,330,083

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(2)	277,771	$ 277,771
Total Short-Term Investments (identified cost $277,771)		$ 277,771
Total Investments — 100.1% (identified cost $24,063,097)		$26,607,854
Other Assets, Less Liabilities — (0.1)%		$ (23,804)
Net Assets — 100.0%		$26,584,050

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Calvert
VP SRI Mid Cap Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $277,771, which represents 1.1% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$284,995	$1,167,013	$(1,174,237)	$ —	$ —	$277,771	$3,636	277,771

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,330,083(1)	$ —	$ —	$26,330,083
Short-Term Investments	277,771	—	—	277,771
Total Investments	$26,607,854	$ —	$ —	$26,607,854

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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